AGREEMENT WITH D.N.A BIOMEDICAL SOLUTIONS LTD (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended		125 Months Ended	128 Months Ended						1 Months Ended	12 Months Ended			1 Months Ended
	Apr. 30, 2011	Nov. 30, 2012	Nov. 30, 2011	Feb. 28, 2011	Aug. 31, 2012	Aug. 31, 2011	Aug. 31, 2012	Nov. 30, 2012	Sep. 30, 2012	Aug. 28, 2012	Mar. 31, 2011	Jan. 31, 2011	Aug. 31, 2012 Entera Bio Ltd. [Member]	Mar. 31, 2011 D.N.A. Biomedical Solutions Ltd. [Member]	Aug. 31, 2012 D.N.A. Biomedical Solutions Ltd. [Member]	Aug. 31, 2011 D.N.A. Biomedical Solutions Ltd. [Member]	Oct. 30, 2012 D.N.A. Biomedical Solutions Ltd. [Member]	Mar. 31, 2011 D.N.A. Biomedical Solutions Ltd. [Member] Entera Bio Ltd. [Member]	Jun. 30, 2010 D.N.A. Biomedical Solutions Ltd. [Member] Entera Bio Ltd. [Member]	Feb. 22, 2011 D.N.A. Biomedical Solutions Ltd. [Member] Entera Bio Ltd. [Member]
Related Party Transaction [Line Items]
Investment amount																			$ 600,000
Percentage of shares acquired																			50.00%
Share purchase agreement, percentage of shares																				47.00%
Promissory note, principal amount																		450,000
Promissory note, interest rate																		0.45%
Shares issued for Entera, shares																		8,404,667
Shares issued for Entera, value						581,977												581,977
Impairment of available-for-sale securities					184,254	197,412	381,666	381,666							184,254	197,412
Number of shares to be sold														65,104			199,172
Number of shares authorized by warrant									2,826	246,341		182,292		22,787
Exercise price per share				6.0	6.0		6.0			4.44	6.0	6.0		6.0
Proceeds from issuance of shares	$ 359,800	$ 1,458,436		$ 3,106,000	$ 3,488,942	$ 3,694,212	$ 15,144,635	$ 16,603,071						$ 250,000
Royalty percentage													3.00%